UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-10389

Tax-Managed International Equity Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

Item 1. Schedule of Investments

Tax-Managed International Equity Portfolio                                                                                     as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.5%

Security	Shares	Value
Airlines — 0.9%
Gol Linhas Aereas Inteligentes SA ADR	56,700	$1,815,534
		$1,815,534
Automobiles — 2.8%
Honda Motor Co., Ltd.	76,000	2,506,933
Toyota Motor Corp.	60,000	3,164,032
		$5,670,965
Beverages — 3.3%
Coca-Cola Icecek Uretim AS (1)	30,000	134,358
Diageo PLC	90,000	1,582,577
Fomento Economico Mexicano SA de CV ADR	44,000	3,863,200
Heineken Holding NV	28,000	1,128,653
		$6,708,788
Capital Markets — 3.3%
Deutsche Bank AG	9,000	1,040,400
Mitsubishi UFJ Securities Co., Ltd.	60,000	678,318
Nomura Holdings, Inc. ADR	42,000	748,440
UBS AG	77,600	4,221,266
		$6,688,424
Chemicals — 0.8%
BASF AG	20,000	1,606,925
		$1,606,925
Commercial Banks — 15.7%
Anglo Irish Bank Corp. PLC	77,400	1,128,330
Australia and New Zealand Banking Group, Ltd.	68,500	1,323,230
Banco Bilbao Vizcaya Argentaria SA	66,700	1,419,767
Banco Santander Central Hispano SA	75,000	1,135,135
Bank of Ireland	66,500	1,178,444
Barclays PLC	300,000	3,521,184
BNP Paribas SA	16,500	1,605,678
Commerzbank AG	92,000	3,219,199
Danske Bank A/S	26,700	1,022,556
DBS Group Holdings, Ltd.	172,000	1,972,918
Grupo Financiero Banorte SA de C.V.	500,000	1,380,354
HBOS PLC	50,000	910,215
HSBC Holdings PLC	151,780	2,755,187
Mitsubishi UFJ Financial Group, Inc.	425	5,964,975
Mizuho Financial Group, Inc.	5	42,120
Shinsei Bank, Ltd.	125,000	781,560

Societe Generale	10,300	$1,536,634
Sumitomo Trust and Banking Co., Ltd. (The)	90,000	957,960
		$31,855,446
Communications Equipment — 0.9%
Nokia Oyj	90,000	1,784,997
		$1,784,997
Construction & Engineering — 0.8%
Vinci SA	15,500	1,574,370
		$1,574,370
Consumer Finance — 2.0%
Orix Corp.	15,300	4,000,956
		$4,000,956
Diversified Financial Services — 2.4%
Fortis	35,000	1,245,196
ING Groep NV	90,439	3,666,548
		$4,911,744
Diversified Telecommunication Services — 3.5%
BT Group PLC	1,130,000	5,009,805
Philippine Long Distance Telephone Co. ADR	55,300	2,167,207
		$7,177,012
Electric Utilities — 5.1%
British Energy Group PLC (1)	100,000	1,370,572
E. ON AG	15,340	1,846,506
Endesa SA	110,000	3,753,230
Enel SPA	152,000	1,341,607
Iberdrola SA	29,000	1,028,969
Scottish and Southern Energy PLC	44,500	1,005,586
		$10,346,470
Energy Equipment & Services — 3.7%
Acergy SA (1)	300,000	5,165,010
Tenaris SA ADR	60,000	2,335,200
		$7,500,210
Food & Staples Retailing — 2.9%
AEON Co., Ltd.	170,000	3,975,298
Controladora Comercial Mexicana SA de C.V.	1,000,000	1,971,934
		$5,947,232
Food Products — 0.9%
Nestle SA	5,500	1,801,799
		$1,801,799

Gas Utilities — 0.4%
Samchully Co., Ltd.	9,000	$893,691
		$893,691
Household Durables — 0.9%
Sekisui House, Ltd. ADR	134,000	1,901,661
		$1,901,661
Industrial Conglomerates — 2.7%
Keppel Corp., Ltd.	571,000	5,536,881
		$5,536,881
Insurance — 3.2%
Aviva PLC	91,700	1,230,309
AXA SA	125,900	4,331,828
Muenchener Rueckversicherungs-Gesellschaft AG	7,000	962,216
		$6,524,353
Machinery — 3.8%
Komatsu, Ltd.	270,000	5,449,036
SKF ADR	50,000	706,355
Vallourec SA	7,000	1,523,402
		$7,678,793
Marine — 0.8%
Cosco Corp., Ltd.	1,600,000	1,551,331
		$1,551,331
Metals & Mining — 6.4%
Anglo American PLC ADR	100,000	2,106,000
BHP Billiton, Ltd.	100,000	2,113,281
Companhia Vale do Rio Doce ADR	110,000	2,189,000
Rio Tinto, Ltd.	82,500	4,702,748
Teck Cominco, Ltd., Class B	27,000	1,789,250
		$12,900,279
Multi-Utilities — 2.0%
RWE AG	46,000	4,034,217
		$4,034,217
Office Electronics — 2.0%
Canon, Inc.	86,250	4,125,443
		$4,125,443
Oil, Gas & Consumable Fuels — 12.2%
BMB Munai, Inc. (1)	100,000	625,000
BP PLC	253,264	3,080,382
EnCana Corp.	24,000	1,297,440
ENI SPA	75,000	2,298,693
Imperial Energy Corp. PLC (1)	57,000	906,589

Norsk Hydro ASA	75,000	$2,143,538
Petroleo Brasileiro SA ADR	45,000	3,727,800
Royal Dutch Shell PLC, Class B	40,858	1,507,599
Sibir Energy PLC (1)	100,000	857,068
Statoil ASA	65,000	1,941,356
Total SA	92,000	6,259,522
		$24,644,987
Pharmaceuticals — 4.1%
Eisai Co., Ltd.	20,000	925,898
Novartis AG	21,000	1,187,499
Roche Holding AG	29,500	5,246,473
Takeda Pharmaceutical Co., Ltd.	13,000	839,433
		$8,199,303
Real Estate Management & Development — 0.8%
Sun Hung Kai Properties, Ltd.	155,000	1,629,712
		$1,629,712
Road & Rail — 1.9%
Canadian Pacific Railway, Ltd.	61,000	2,914,400
West Japan Railway Co.	200	837,264
		$3,751,664
Semiconductors & Semiconductor Equipment — 0.5%
Samsung Electronics Co., Ltd.	1,570	998,401
		$998,401
Software — 0.2%
UbiSoft Entertainment SA (1)	10,000	485,556
		$485,556
Tobacco — 2.4%
British American Tobacco PLC	70,000	1,885,286
Japan Tobacco, Inc.	750	2,881,773
		$4,767,059
Trading Companies & Distributors — 2.9%
Mitsubishi Corp.	290,000	5,961,519
		$5,961,519
Wireless Telecommunication Services — 0.3%
Vodafone Group PLC ADR	31,500	682,920
		$682,920
Total Common Stocks (identified cost $126,247,484)		$195,658,642

Short-Term Investments — 3.4%

Security	Principal Amount (000’s omitted)	Value
General Electric Capital Corp. Commercial Paper, 5.30%, 8/1/06	$5,402	$5,402,000
Investors Bank and Trust Company Time Deposit, 5.31%, 8/1/06	1,500	1,500,000
Total Short-Term Investments (at amortized cost, $6,902,000)		$6,902,000
Total Investments — 99.9% (identified cost $133,149,484)		$202,560,642
Other Assets, Less Liabilities — 0.1%		$287,732
Net Assets — 100.0%		$202,848,374

ADR	—	American Depository Receipt
(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at July 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$133,936,787
Gross unrealized appreciation	$70,199,037
Gross unrealized depreciation	(1,575,182)
Net unrealized appreciation	$68,623,855

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
Japan	22.5%	$45,742,618
United Kingdom	14%	28,411,280
France	8.5%	17,316,989
Germany	6.3%	12,709,462
Switzerland	6.1%	12,457,038
Norway	4.6%	9,249,904
Singapore	4.5%	9,061,130
Australia	4%	8,139,260
Brazil	3.8%	7,732,334
Spain	3.6%	7,337,102
Mexico	3.6%	7,215,488
Canada	3%	6,001,090
Netherlands	2.4%	4,795,201
Italy	1.8%	3,640,300
Argentina	1.2%	2,335,200
Ireland	1.1%	2,306,774
Philippines	1.1%	2,167,207
Republic of Korea	0.9%	1,892,091
Finland	0.9%	1,784,997
Hong Kong	0.8%	1,629,712
Belgium	0.6%	1,245,196
Denmark	0.5%	1,022,556
Sweden	0.3%	706,355
Kazakhstan	0.3%	625,000
Turkey	0.1%	134,358
	96.5%	$195,658,642

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	September 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	September 22, 2006

By:	/s/ Kristin S. Anagnost
Kristin S. Anagnost
Treasurer and Principal Financial Officer

Date:	September 22, 2006